REVENUES	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
REVENUES	REVENUES
a)Revenues by service line
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the year ended December 31,
US$ MILLIONS	2021	2020	2019
Gas Transmission	$1,074	$942	$1,141
Distribution	374	346	307
Connections	167	118	152
Other	28	24	19
Total	$1,643	$1,430	$1,619
During the year ended December 31, 2021, revenues benefited from inflationary tariff increases and capital commissioned into rate base. These benefits were partially offset by the depreciation of the Brazilian real.
b)Revenues from external customers
The following table disaggregates revenues by geographical region.

	For the year ended December 31,
US$ MILLIONS	2021	2020	2019
Brazil	$1,074	$942	$1,141
United Kingdom	569	488	478
	$1,643	$1,430	$1,619
Our company’s customer base is comprised predominantly of investment grade companies, with only one customer that makes up greater than 10% of our company’s consolidated revenues. For the year ended December 31, 2021, revenue generated from this customer was $1,074 million (2020: $942 million, 2019: $1,141 million). Our company has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time. Our company continues to monitor the credit risk of our counterparties in light of the economic impact of COVID-19 but has experienced no issues to date.
c)Non-Current Assets

	As of
US$ MILLIONS	Dec. 31, 2021	Dec. 31, 2020
Brazil	$3,115	$3,494
United Kingdom	4,961	5,264
	$8,076	$8,758